INCOME TAXES (Schedule of Reconciliation of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Beginning balance	$ 8,969	$ 13,538	$ 24,961
Reduction in tax positions of current year			(623)
Additions for tax positions of current year	8,753	157
Reduction of prior years' provision	(2,436)
Expiration of prior years provision due to TJP closure		(6,472)
Additions for tax positions of prior years		779
Reduction due to statute of limitation of prior years			(10,758)
Decrease from translation differences			(42)
Translation differences		967
Ending balance	$ 15,286	$ 8,969	$ 13,538